SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		109 Months Ended	118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2010	Nov. 20, 2003
Research and Development Expense, Total	$ 571	$ 600	$ 1,907	$ 2,127	$ 2,922	$ 3,302	$ 13,979	$ 15,886
Cash and Cash Equivalents	4,865	2,550	4,865	2,550	2,345	5,530	2,345	4,865	3,671	0
Amortization					17,000	17,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months					17,000		17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two					17,000		17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three					17,000		17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four					15,000		15,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five					12,000		12,000
Depreciation					$ 4,000	$ 3,000
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life					12 years
Property, Plant and Equipment, Useful Life					3 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life					17 years
Property, Plant and Equipment, Useful Life					5 years